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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: July 31

Date of reporting period: July 1, 2016 – July 28, 2016 (liquidation date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Falcon Focus SCV Fund
Proxy Voting Record for the Period 7/1/2016 - 7/28/2016 (Liquidation Date)

Issuer's Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Matter Identification	Proposal Type	Voted	Vote Cast	For/Against Management
Multi-Color	LABL	625383104	17-Aug-16	Elect Director Mr. Benacerraf	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Elect Director Mr. Buck	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Elect Director Mr. Connolly	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Elect Director Mr. Mohr	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Elect Director Mr. Roberts	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Elect Director Mr. Rodato	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Elect Director Mr. Vinecombe	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Elect Director Mr. Walsh	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Ratify Grant Thorton a Auditor	Management	Yes	For	For
Multi-Color	LABL	625383104	17-Aug-16	Conduct Advisory on Executive Compensation	Management	Yes	Against	Against
Multi-Color	LABL	625383104	17-Aug-16	Conduct other Business if Properly Raised	Management	Yes	For	For

InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director Mr. Madar	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director Mr. Benacin	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director Mr. Greenberg	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director MR. Santi	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director Mr. Heilbronn	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director Mr. Levy	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director Mr. Bensoussan	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director Mr. Choel	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Elect Director Mr. Dyens	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Advisory Resolution to approve executive compensation	Management	Yes	For	For
InterParfums, Inc	IPAR	458334109	13-Sep-16	Adoption of 2016 Stock Option Plan	Management	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President

Date	August 12, 2016

* Print the name and title of each signing officer under his or her signature.